Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2020
Commitments And Contingencies [Line Items]
Operating lease, term of contract				2 years
Rent expense	$ 700,000	$ 600,000	$ 600,000
Accrued Expenses and Other Current Liabilities and Long-term Deferred Rent
Commitments And Contingencies [Line Items]
Deferred rent	$ 22,060	$ 72,579